Mexican Government Long-Term Notes Receivable and Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands					2 Months Ended	12 Months Ended
	Apr. 02, 2018	Aug. 15, 2016	Jun. 29, 2016	Dec. 24, 2015	Aug. 15, 2016	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable						$ 156,981,745			$ 149,796,282
Accrued interests in promissory notes						33,432,631			$ 32,078,624
Expected credit losses						$ 0
Fondo laboral pemex portfolio [member]
Disclosure of notes receivable and other non current assets [line items]
Number of promissory notes expired						Two promissory notes
Promissory note maturity amount	$ 2,551,668						$ 2,551,024	$ 1,562,288
Promissory note principle amount	2,364,053						2,364,053	1,518,932
Promissory note interest amount	187,615						$ 186,971	$ 43,356
Promissory note additional interest amount	$ 644
Financing income [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued yields						$ 9,737,131
Accrued interests in promissory notes						$ 28,818
Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes						5.14%
Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes						7.04%
SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued interest rate				6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment				$ 50,000,000
Discounted value of promissory note			$ 184,230,586
Promissory notes exchange price		$ 47,000,000
Increase in equity			$ 135,439,612
Increase in convertible promissory notes					$ 1,209,026
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment				$ 50,000,000